Assets held for sale and Discontinued operations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets held for sale and discontinued operations [Line Items]
Profit (loss) from discontinued operations		R$ (56,509)	R$ (85,764)
Elimination of intersegment revenues		11,342	23,283
Net income from discontinued operations	R$ 18,898	491,571	191,501
Parent Company [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Profit (loss) from discontinued operations		463,690	100,733
Non-controlling shareholders [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Profit (loss) from discontinued operations		16,539	67,485
Total [Member]
Disclosure of assets held for sale and discontinued operations [Line Items]
Profit (loss) from discontinued operations		R$ 480,229	R$ 168,218